RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction
Due to related parties	$ 2,052,403	$ 1,072,335
HUANG Jian Cong
Related Party Transaction
Due to related parties	1,963,527	974,216
Other Affiliates of the Company
Related Party Transaction
Due to related parties	$ 88,876	$ 98,119